Stock Based Compensation and Common Stock (Details 2) - shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Total Shares Outstanding	72,000,223	40,889,208	32,584,946
Common Class A [Member]
Class of Stock [Line Items]
Total Shares Outstanding	38,174,853	9,763,838	6,854,576
Common Class C [Member]
Class of Stock [Line Items]
Total Shares Outstanding		(0)	5,000
Common Class D [Member]
Class of Stock [Line Items]
Total Shares Outstanding		31,125,370	25,725,370
Common Class B [Member]
Class of Stock [Line Items]
Total Shares Outstanding	33,825,370	31,125,370